PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.1% of Net Assets
Non-Convertible Bonds – 84.2%
	ABS Home Equity – 0.4%
$73,413	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$77,407
54,606	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	54,886
166,548	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.387%, 9/19/2045(a)	137,315
150,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.805%, 10/17/2033, 144A(a)	149,999
155,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.725%, 10/17/2033, 144A(a)	154,783

		574,390

	Aerospace & Defense – 2.3%
430,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	429,462
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	703,523
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	451,940
1,735,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,862,956

		3,447,881

	Airlines – 0.5%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	561,483
200,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A	213,002

		774,485

	Automotive – 1.5%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	199,266
510,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	553,350
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	290,942
720,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	637,200
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	116,414
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	389,550

		2,186,722

	Banking – 2.9%
700,000	Ally Financial, Inc., 3.875%, 5/21/2024	724,360

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,730,000	Ally Financial, Inc., 4.625%, 3/30/2025	$1,861,912
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	543,210
120,000	CIT Group, Inc., 4.125%, 3/09/2021	122,100
425,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	384,786
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	483,649
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	281,542

		4,401,559

	Building Materials – 2.4%
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	236,603
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	379,316
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	432,600
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	461,688
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	361,361
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	158,400
420,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	427,350
1,120,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	1,164,800

		3,622,118

	Cable Satellite – 7.7%
130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	131,977
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	482,719
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	640,463
450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	466,875
695,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	740,175
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	914,305
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,438,050
390,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	433,475
415,000	DISH DBS Corp., 7.750%, 7/01/2026	422,263

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	$366,538
1,400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,430,506
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	272,950
1,070,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	1,116,812
2,570,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,678,454

		11,535,562

	Chemicals – 1.3%
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,615,700
245,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	264,674

		1,880,374

	Construction Machinery – 0.7%
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	627,600
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,900
235,000	United Rentals North America, Inc., 5.875%, 9/15/2026	250,580
195,000	United Rentals North America, Inc., 6.500%, 12/15/2026	212,453

		1,106,533

	Consumer Cyclical Services – 1.1%
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	392,000
680,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	685,100
495,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	493,763

		1,570,863

	Electric – 1.7%
125,000	AES Corp. (The), 5.125%, 9/01/2027	132,813
479,000	AES Corp. (The), 5.500%, 4/15/2025	497,485
150,000	AES Corp. (The), 6.000%, 5/15/2026	159,187
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,759,217

		2,548,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 3.8%
$720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	$736,200
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	259,042
820,000	Navient Corp., 6.500%, 6/15/2022	873,300
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	306,338
1,305,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,346,760
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	732,187
185,000	Springleaf Finance Corp., 6.875%, 3/15/2025	203,847
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	776,527
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	418,373

		5,652,574

	Financial Other – 1.3%
745,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024, 144A	744,255
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	181,913
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	107,730
465,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	484,762
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	351,450

		1,870,110

	Food & Beverage – 2.7%
245,000	BRF S.A., 4.875%, 1/24/2030, 144A	241,938
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	343,801
285,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	302,094
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	401,081
250,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	262,187
225,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	236,813
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	289,800
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	579,960
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	879,966

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$455,000	Sigma Holdco BV, 7.875%, 5/15/2026, 144A	$453,862

		3,991,502

	Gaming – 1.1%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	185,500
200,000	Melco Resorts Finance Ltd., 5.625%, 7/17/2027, 144A	207,544
210,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	217,875
345,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	387,366
380,000	MGM Resorts International, 7.750%, 3/15/2022	425,129
215,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	225,298

		1,648,712

	Government Owned – No Guarantee – 0.9%
550,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	606,584
225,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	258,075
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	542,050

		1,406,709

	Health Insurance – 0.4%
715,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	658,694

	Healthcare – 5.7%
590,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	586,077
350,000	Encompass Health Corp., 4.500%, 2/01/2028	353,850
365,000	Encompass Health Corp., 4.750%, 2/01/2030	368,796
170,000	HCA, Inc., 7.050%, 12/01/2027	198,900
655,000	HCA, Inc., 7.500%, 12/15/2023	741,787
145,000	HCA, Inc., 7.500%, 11/06/2033	174,000
590,000	HCA, Inc., 7.690%, 6/15/2025	709,475
480,000	HCA, Inc., 8.360%, 4/15/2024	571,310
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	967,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$602,550
95,000	Hill Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	97,123
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	281,875
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	326,419
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	209,500
1,255,000	Polaris Intermediate Corp., 8.500% PIK or 8.500% Cash, 12/01/2022, 144A(b)	1,066,750
725,000	Tenet Healthcare Corp., 4.625%, 7/15/2024	745,104
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	395,382
170,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	177,064

		8,573,562

	Home Construction – 1.5%
800,000	Lennar Corp., 4.750%, 5/30/2025	853,840
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,234,525
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	200,725

		2,289,090

	Independent Energy – 5.6%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	483,584
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	630,200
990,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	740,025
90,000	California Resources Corp., 5.500%, 9/15/2021	44,325
41,000	California Resources Corp., 6.000%, 11/15/2024	15,560
950,000	California Resources Corp., 8.000%, 12/15/2022, 144A	470,250
425,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	423,937
395,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	305,137
375,000	Gulfport Energy Corp., 6.000%, 10/15/2024	271,256
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	422,450
365,000	Gulfport Energy Corp., 6.375%, 1/15/2026	255,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$602,000	Halcon Resources Corp., 6.750%, 2/15/2025(c)(d)(e)	$58,478
690,000	Montage Resources Corp., 8.875%, 7/15/2023	527,850
302,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	281,615
210,000	PDC Energy, Inc., 5.750%, 5/15/2026	206,871
85,000	PDC Energy, Inc., 6.125%, 9/15/2024	84,788
685,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	678,150
175,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	178,938
920,000	SM Energy Co., 5.000%, 1/15/2024	825,700
27,000	SM Energy Co., 6.125%, 11/15/2022	25,875
45,000	SM Energy Co., 6.625%, 1/15/2027	38,813
190,000	SM Energy Co., 6.750%, 9/15/2026	166,250
425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	198,688
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	386,787
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	38,640
805,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	543,375

		8,303,042

	Industrial Other – 0.1%
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	134,063

	Integrated Energy – 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	205,242

	Life Insurance – 0.3%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	365,432

	Local Authorities – 0.1%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A(d)(e)	113,750
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	97,200

		210,950

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – 1.1%
$150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	$152,812
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	777,650
390,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	393,900
260,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	280,150

		1,604,512

	Media Entertainment – 3.7%
735,000	AMC Networks, Inc., 4.750%, 8/01/2025	757,969
950,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	985,625
300,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	311,250
120,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	124,350
99,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	107,925
346,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	373,919
395,000	Meredith Corp., 6.875%, 2/01/2026	401,419
740,000	Netflix, Inc., 4.875%, 4/15/2028	752,913
390,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	406,575
105,000	Nexstar Escrow, Inc., 5.625%, 7/15/2027, 144A	109,987
805,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	807,254
430,000	Tegna, Inc., 5.000%, 9/15/2029, 144A	435,964

		5,575,150

	Metals & Mining – 2.8%
190,000	Commercial Metals Co., 4.875%, 5/15/2023	197,125
665,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	634,244
835,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	795,337
445,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	440,741
200,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	197,000
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	206,325
840,000	FMG Resources (August 2006) Pty Ltd., 4.750%, 5/15/2022, 144A	862,050

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$370,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	$384,800
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	447,746

		4,165,368

	Midstream – 3.6%
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	308,000
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	167,075
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	355,612
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,321,925
145,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	138,113
350,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	356,125
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	171,040
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	750,334
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	853,187
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	95,713
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	645,600
305,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	267,759

		5,430,483

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.528%, 11/15/2031, 144A(a)(d)(e)	99,782
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.528%, 11/15/2031, 144A(a)(d)(e)	224,270
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	979,149
8,989	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(f)	8,956
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.278%, 11/15/2027, 144A(a)(d)(e)	329,199
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.178%, 11/15/2027, 144A(a)(d)(e)	326,877
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.969%, 6/15/2045, 144A(f)(g)	112,234

		2,080,467

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 1.8%
$935,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(d)(e)	$215,050
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	65,983
1,145,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	973,250
360,450	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	361,351
22,250	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	22,584
210,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	213,150
695,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	694,131
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	155,750

		2,701,249

	Packaging – 0.4%
200,000	ARD Finance S.A., 7.875% PIK or 7.125% Cash, 9/15/2023(b)	206,000
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	404,381

		610,381

	Pharmaceuticals – 3.1%
53,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	53,663
252,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	255,150
220,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	227,975
170,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	190,825
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	288,050
600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 2/01/2025, 144A	354,000
445,000	Mylan NV, 5.250%, 6/15/2046	474,152
75,000	Mylan, Inc., 5.200%, 4/15/2048	79,395
150,000	Mylan, Inc., 5.400%, 11/29/2043	157,810
55,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	47,163
1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	1,191,269
2,155,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,352,263

		4,671,715

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.5%
$780,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	$752,700

	Refining – 0.7%
405,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	424,970
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	670,719

		1,095,689

	REITs – Diversified – 0.9%
120,000	iStar, Inc., 4.625%, 9/15/2020	121,463
395,000	iStar, Inc., 5.250%, 9/15/2022	403,394
800,000	iStar, Inc., 6.500%, 7/01/2021	813,600

		1,338,457

	REITs – Hotels – 0.7%
350,000	Service Properties Trust, 4.750%, 10/01/2026	352,034
715,000	Service Properties Trust, 4.350%, 10/01/2024	723,805

		1,075,839

	REITs – Regional Malls – 0.5%
695,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.750%, 5/15/2026, 144A	726,275

	Restaurants – 0.7%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	920,304
110,000	Yum Brands, Inc., 4.750%, 1/15/2030, 144A	113,593

		1,033,897

	Retailers – 1.9%
830,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	859,050
820,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	828,200
480,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	507,120
505,000	J.C. Penney Corp., Inc., 5.875%, 7/01/2023, 144A	434,300
105,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	107,362
125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	133,750

		2,869,782

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 4.9%
$170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	$176,800
120,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	124,200
595,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	606,959
825,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	680,625
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	90,500
1,455,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	1,496,831
140,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	150,066
550,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	618,518
620,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	675,800
690,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	700,557
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	202,863
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	282,563
590,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	616,565
900,000	Western Digital Corp., 4.750%, 2/15/2026	925,875

		7,348,722

	Transportation Services – 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	236,528

	Treasuries – 2.5%
3,685,000	U.S. Treasury Note, 2.125%, 5/31/2021	3,710,046

	Wireless – 3.9%
1,000,000	Altice Luxembourg S.A., 10.500%, 5/15/2027, 144A	1,127,000
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	208,520
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	218,422
865,000	Nokia Oyj, 4.375%, 6/12/2027	903,925
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	98,118
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	24,669

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$890,000	Sprint Corp., 7.125%, 6/15/2024	$959,242
650,000	Sprint Corp., 7.250%, 9/15/2021	693,615
1,085,000	Sprint Corp., 7.875%, 9/15/2023	1,191,829
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	324,230

		5,749,570

	Wirelines – 2.8%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,923
555,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	586,080
725,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	724,927
755,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	761,833
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	139,801
1,485,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A	1,510,987
505,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(c)	279,013

		4,125,564

	Total Non-Convertible Bonds (Identified Cost $124,685,044)	125,861,265

Convertible Bonds – 6.9%
	Cable Satellite – 1.3%
1,515,000	DISH Network Corp., 2.375%, 3/15/2024	1,331,268
580,000	DISH Network Corp., 3.375%, 8/15/2026	531,399

		1,862,667

	Diversified Manufacturing – 0.5%
755,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	716,198

	Independent Energy – 0.7%
645,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	385,387
395,000	PDC Energy, Inc., 1.125%, 9/15/2021	364,030
225,000	SM Energy Co., 1.500%, 7/01/2021	202,932
41,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	39,986

		992,335

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Oil Field Services – 0.5%
$760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	$485,944
395,000	Oil States International, Inc., 1.500%, 2/15/2023	330,023

		815,967

	Pharmaceuticals – 1.9%
1,530,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,503,985
380,000	Dermira, Inc., 3.000%, 5/15/2022	319,437
475,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	425,346
370,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	318,200
330,000	PTC Therapeutics, Inc., 3.000%, 8/15/2022	341,536

		2,908,504

	Technology – 2.0%
705,000	Avaya Holdings Corp., 2.250%, 6/15/2023	599,165
655,000	CalAmp Corp., 2.000%, 8/01/2025	533,334
380,000	Evolent Health, Inc., 2.000%, 12/01/2021	332,737
430,000	Nuance Communications, Inc., 1.000%, 12/15/2035	407,180
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025	311,922
245,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023	257,628
340,000	Pure Storage, Inc., 0.125%, 4/15/2023	334,341
305,000	Western Digital Corp., 1.500%, 2/01/2024	292,038

		3,068,345

	Total Convertible Bonds (Identified Cost $11,396,309)	10,364,016

	Total Bonds and Notes (Identified Cost $136,081,353)	136,225,281

Senior Loans – 1.5%
	Media Entertainment – 0.3%
437,200	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(h)	439,784

	Retailers – 0.5%
934,551	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.394%, 6/23/2023(a)	812,181

Principal Amount	Description	Value (†)
Senior Loans – continued
	Transportation Services – 0.7%
$1,029,195	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.028%, 4/04/2025(a)	$1,021,692

	Total Senior Loans (Identified Cost $2,359,004)	2,273,657

Loan Participations – 0.3%
	ABS Other – 0.3%
404,458	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (g) (Identified Cost $403,558)	408,092

Shares
Preferred Stocks – 1.7%
	Food & Beverage – 1.4%
21,081	Bunge Ltd., 4.875%	2,163,830

	Midstream – 0.3%
988	Chesapeake Energy Corp., 5.750%(d)(e)(g)	346,077
20	Chesapeake Energy Corp., 5.750%, 144A(d)(e)(g)	7,005
137	Chesapeake Energy Corp., 5.750%(d)(e)(g)	47,987

		401,069

	Total Preferred Stocks (Identified Cost $2,870,032)	2,564,899

Other Investments – 0.6%
	Aircraft ABS – 0.6%
100	ECAF I Blocker Ltd.(d)(g)(i)(j) (Identified Cost $1,000,000)	864,000

Common Stocks – 0.4%
	Chemicals – 0.1%
12,177	Hexion Holdings Corp., Class B(k)	149,534

	Media – 0.3%
41,970	Clear Channel Outdoor Holdings, Inc.(k)	105,764
17,670	iHeartMedia, Inc., Class A(k)	265,050

		370,814

	Total Common Stocks (Identified Cost $838,036)	520,348

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$4,965,724	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $4,965,875 on 10/01/2019 collateralized by $4,750,000 U.S. Treasury Note, 2.625% due 12/31/2025 valued at $5,068,207 including accrued interest(l) (Identified Cost $4,965,724)	$4,965,724

	Total Investments – 98.9% (Identified Cost $148,517,707)	147,822,001
	Other assets less liabilities – 1.1%	1,706,242

	Net Assets – 100.0%	$149,528,243

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,005,003	1.3%	$864,000	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(b)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended September 30, 2019, interest payments were made in cash.

(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2019, the value of these securities amounted to $2,005,003 or 1.3% of net assets.
(f)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2019 is disclosed.

(g)	Level 3 security. Value has been determined using significant unobservable inputs.
(h)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Fair valued by the Fund’s adviser. At September 30, 2019, the value of this security amounted to $864,000 or 0.6% of net assets.

(j)	Securities subject to restriction on resale. At September 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$864,000	0.6%

(k)	Non-income producing security.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $73,830,149 or 49.4% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$1,968,233	$112,234	(a)	$2,080,467
All Other Non-Convertible Bonds*	—	123,780,798	—		123,780,798

Total Non-Convertible Bonds	—	125,749,031	112,234		125,861,265

Convertible Bonds*	—	10,364,016	—		10,364,016

Total Bonds and Notes	—	136,113,047	112,234		136,225,281

Senior Loans*	—	2,273,657	—		2,273,657
Loan Participations*	—	—	408,092	(a)	408,092
Preferred Stocks
Food & Beverage	—	2,163,830	—		2,163,830
Midstream	—	—	401,069	(a)	401,069

Total Preferred Stocks	—	2,163,830	401,069		2,564,899

Other Investments*	—	—	864,000	(b)	864,000
Common Stocks
Chemicals	—	149,534	—		149,534
Media	370,814	—	—		370,814

Total Common Stocks	370,814	149,534	—		520,348

Short-Term Investments	—	4,965,724	—		4,965,724

Total	$370,814	$145,665,792	$1,785,395		$147,822,001

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or September 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$574	$—	$55	$122	$—	$(751)	$—	$—	$—	$—
Home Construction	12	(16,439)	(1,050,446)	1,066,873	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	8,161	—	—	104,073	—	112,234	8,161
Loan Participations
ABS Other	425,679	26	47	3,615	—	(21,275)	—	—	408,092	3,685
Other Investments
Aircraft ABS	865,625	—	—	(1,625)	—	—	—	—	864,000	(1,625)
Preferred Stocks
Convertible Preferred Stocks
Midstream	58,567	—	—	(177,477)	—	—	519,979	—	401,069	(177,477)

Total	$1,350,457	$(16,413)	$(1,050,344)	$899,669	$—	$(22,026)	$624,052	$—	$1,785,395	$(167,256)

A debt security valued at $104,073 was transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $519,979 were transferred from Level 2 to Level 3 during the period ended September 30, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2019 (Unaudited)

Cable Satellite	9.0%
Technology	6.9
Independent Energy	6.3
Healthcare	5.7
Pharmaceuticals	5.0
Food & Beverage	4.1
Media Entertainment	4.0
Midstream	3.9
Wireless	3.9
Finance Companies	3.8
Banking	2.9
Metals & Mining	2.8
Wirelines	2.8
Treasuries	2.5
Retailers	2.4
Building Materials	2.4
Oil Field Services	2.3
Aerospace & Defense	2.3
Other Investments, less than 2% each	22.6
Short-Term Investments	3.3

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%